PAPP INVESTMENT TRUST

March 12, 2012

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Papp Investment Trust
811-22359; 333-163423

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting and Proxy Statement, to be furnished to shareholders of the Papp Small & Mid-Cap Growth Fund, a series of Papp Investment Trust, in connection with a Special Meeting of Shareholders scheduled to be held on May 1, 2012.

If you have any questions or comments concerning this filing, please telephone the undersigned at (513) 587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary